Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income Taxes
12.	Income Taxes

The components of the provision for income taxes are as follows:

	For the year ended December 31,
	2015	2014
Current:
Federal	$-	$-
State	1,375	1,150
	1,375	1,150
Deferred:
Federal	-	-
State	-	-
	-	-
Total provision for (benefit from) income taxes	$1,375	$1,150

Deferred tax assets (liabilities) consist of the following:

	For the year ended December 31,
	2015	2014
Deferred Tax Assets:
Net operating loss carryforwards	$3,306,431	$1,245,414
Research and development credits	134,724	-
Accruals, reserves and other	14,597	11,534
Depreciation and amortization	35,322	-
Stock-based compensation	405,160	-
Total deferred tax asset	3,896,234	1,256,948

Valuation allowance	(3,889,501)	(1,256,948)

Deferred tax liabilities
Depreciation and amortization	(6,733)	-
Net deferred tax assets	$-	$-

Reconciliation of the statutory federal income tax to the Company's effective tax:

	For the year ended December 31,
	2015	2014
	%	%
Statutory federal tax rate	34.00%	34.00%
State taxes, net of federal benefit	-0.02%	-0.03%
Valuation allowance	-32.00%	-30.32%
Other	-2.00%	-3.68%
Provision for income taxes	-0.02%	-0.03%

Based on the available objective evidence, management believes it is more likely than not that the net deferred tax assets of the Company will not be fully realizable for the year ended December 31, 2015 and 2014. Accordingly, management had applied a full valuation allowance against net deferred tax assets as of December 31, 2015 and 2014.

The valuation allowance increased by $2,632,553 and $1,256,948 during the years ended December 31, 2015 and 2014.

As of December 31, 2015, the Company had approximately $8.3 million of federal and $8.3 million of state net operating loss carryforwards available to reduce future taxable income which will begin to expire in 2033 for both federal and state purposes.

As of December 31, 2015, the Company had research & development (“R&D”) credits carryforward of approximately $112,000 and $122,000 for federal and California income tax purposes, respectively. If not utilized, the federal R&D credits carryforward will begin to expire in 2034. The California credits can be carried forward indefinitely.

The Company maintain liabilities for uncertain tax positions. These liabilities involve considerable judgment and estimation and are continuously monitored by management based on the best information available, including changes in tax regulations, the outcome of relevant court cases, and other information. The Company recognizes potential accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2015, the Company's total amount of unrecognized tax benefit was approximately $70,000, of which none affects the effective tax rate. The Company does not expect its unrecognized benefits to change materially over the next 12 months.

The Company is filing income tax returns with the United States federal government, and the state of California. The Company’s tax years 2013 through 2015 will remain open for examination by the federal and state authorities for three and four years, respectively, from the utilization of any net operating loss credits.

The Company accounts for income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Management evaluates the need to establish a valuation allowance for deferred tax assets based upon the amount of existing temporary differences, the period in which they are expected to be recovered, and expected levels of taxable income. A valuation allowance to reduce deferred tax assets is established when it is more-likely-than-not that some or all of the deferred tax assets will not be realized. Based on the Company’s net losses in prior years, management has determined that a full valuation allowance against the Company’s net deferred tax assets is appropriate.

Accounting for uncertainty in income taxes prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company has elected to classify interest and penalties as a component of its income tax provision. With respect to the liability for unrecognized tax benefits, including related estimates of penalties and interest, the Company did not record a liability for unrecognized tax benefits as of December 31, 2015 and 2014, respectively. The Company does not expect any changes to its unrecognized tax benefit for the next twelve months that would materially impact its consolidated financial statements.